Average Annual Total Returns{- Fidelity® SAI Emerging Markets Index Fund} - 10.31 Fidelity SAI Emerging Markets Index Fund PRO-10 - Fidelity® SAI Emerging Markets Index Fund	Fidelity SAI Emerging Markets Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI Emerging Markets Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Emerging Markets Index Fund-Default After Taxes on Distributions and Sales Since Inception		MC041 Past 1 year	MC041 Since Inception
Total	17.44%	13.17%	[1]	17.17%	12.61%	[1]	10.76%	10.49%	[1]	18.32%	13.61%	[1]

[1]	(a)From January 5, 2016